Employee Benefit Plans and Similar Obligations - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Amount charged to expense in relation with share-based plans	$ 308	$ 162	$ 153
Repurchase of own shares issued, shares	250,795	263,298	171,330
Repurchase of own shares issued, value	$ 120	$ 100	$ 50
Number of shares delivered under plan	538,252	502,996	520,031
Plan 2017-2020 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2017
Plan 2014-17 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2014
Plan 2015-18 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2015
Plan 2016-19 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2016
Plan 2018-2021 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2018
Retirement Plan [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Total charges	$ 87	$ 80	$ 80
Performance Bonus Programs and Performance Evaluation [Member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Total charges	$ 2,141	$ 1,650	$ 1,272